Shareholder Fees - FidelitySAISustainableCorePlusBondFund-PRO	Oct. 30, 2023 USD ($)
FidelitySAISustainableCorePlusBondFund-PRO | Fidelity SAI Sustainable Core Plus Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none